Impairment Charges on Financial Assets	6 Months Ended
Sep. 30, 2024
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Impairment Charges on Financial Assets
14	IMPAIRMENT CHARGES ON FINANCIAL ASSETS
Impairment charges (reversals) on financial assets for the six months ended September 30, 2024 and 2023 consisted of the following:

	For the six months ended September 30,
	2024	2023

	(In millions)
Loans and advances	¥114,194	¥129,983
Loan commitments	(6,494)	(5,132)
Financial guarantees	(2,638)	5,402

Total impairment charges on financial assets	¥105,062	¥130,253